Revenue from Contracts with Customers - Summary of Contract Liabilities (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Contract With Customer Asset And Liability [Abstract]
Advance from customers	¥ 40,105,627	$ 5,760,813	¥ 36,370,325
Deferred revenue-current	231,925,272	33,313,981	210,585,604
Deferred revenue-non current	410,807,248	59,008,769	380,173,585
Total contract liabilities	¥ 682,838,147	$ 98,083,563	¥ 627,129,514